INCOME TAXES (Narrative) (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Change in valuation allowance	$ 3,268	$ 131
Unrecognized Tax Benefits	$ 86	$ 86	$ 688
Effective income tax rate	25.80%	25.80%	25.80%
Netherlands [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	$ 29,926
Amount of carry forward interest	3,819
UNITED STATES
Operating Loss Carryforwards [Line Items]
Tax credits for the welfare to work	480
Net operating loss carry forward	8,644
Amount of non expirable operating loss carry forward	3,476
Amount of carry forward interest	$ 4,070